Note 8 - Retirement Benefits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years